Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Tortoise North American Pipeline Fund
Shareholder Report [Line Items]
Fund Name	Tortoise North American Pipeline Fund
Class Name	Tortoise North American Pipeline Fund
Trading Symbol	TPYP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise North American Pipeline Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise North American Pipeline Fund	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 558,043,531
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$558,043,531
Number of Holdings	44
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(%)*
The Williams Companies, Inc.	8.1%
ONEOK, Inc.	7.4%
Enbridge, Inc.	7.4%
Kinder Morgan, Inc.	7.1%
Cheniere Energy, Inc.	6.9%
TC Energy Corp.	6.8%
Targa Resources Corp.	4.3%
NiSource Inc.	4.1%
Pembina Pipeline Corporation	4.0%
Energy Transfer LP	3.9%
[1]
Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Ecofin Global Water ESG Fund
Shareholder Report [Line Items]
Fund Name	Ecofin Global Water ESG Fund
Class Name	Ecofin Global Water ESG Fund
Trading Symbol	EBLU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ecofin Global Water ESG Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ecofin Global Water ESG Fund	$22	0.40%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 54,436,701
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$54,436,701
Number of Holdings	41
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Issuers	(%)*
Xylem, Inc.	8.0%
Ecolab Inc.	7.4%
Ferguson PLC	7.2%
American Water Works Co., Inc.	6.6%
Veralto Corp.	5.6%
Geberit AG	5.3%
Advanced Drainage Systems, Inc.	4.0%
Tetra Tech, Inc.	4.0%
Veolia Environnement SA	4.0%
Pentair PLC	3.9%
[2]
Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/

[1]
*	Percentages are listed as a % of net assets.

[2]
*	Percentages are listed as a % of net assets.